Long-term investments - US legalization options and Green Acre Capital Fund I and II (Details) - CAD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	May 31, 2019	May 31, 2018
Long-term investments
Proceeds from convertible debentures	$ 454,386
Fair value of investment	64,922	$ 46,028
Gain (loss) from sale of investment	$ 30,391
US legalization options | Liberty Health Sciences Inc.
Long-term investments
Number of options purchased to acquire shares of common stock	16,029,615
Share Price	$ 1.00
Threshold price per share for specific downside risk protection	$ 1.25
Cash paid in exchange for option to buy back shares	$ 480
Shares divested in exchange for consideration in the form of promissory note	64,118,462
Gross annual fee as cost of option	$ 7,668
Interest income associated with the promissory note receivable	7,092
Net annual cost	576
Proceeds from convertible debentures	47,448
Contingent fee upon satisfaction of certain conditions	10,000
US legalization options | GA Opportunities Corp
Long-term investments
Gross annual fee as cost of option	6,765
Interest income associated with the promissory note receivable	6,600
Net annual cost	165
Proceeds from convertible debentures	89,000
Fair value of assets contributed	55,000
Cost of investment	55,000
Cash proceeds from sale of option and promissory note due within six months	39,000
Green Acre Capital Fund I
Long-term investments
Cost of investment	2,000
Fair value of investment	4,290
Proceeds from return of capital from investment	700
Green Acre Capital Fund II
Long-term investments
Amount committed to invest	15,000
Cost of investment	3,000
Proceeds from sale of investment	500
Gain (loss) from sale of investment	$ 2,500